SHORT TERM LOANS AND CURRENT PORTION OF LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2024
Short Term Loans And Current Portion Of Long-term Loans
SCHEDULE OF SHORT TERM LOANS AND CURRENT PORTION OF LONG-TERM LOANS

	Linked to	Interest rate	December 31, 2024	December 31, 2023

Short term loans	NIS	3.2%-7.5%	$715	$1,022
Current portion of long-term loans			111	144

Short term loans and current portion of long-term loans			$826	$1,166